BENEFIT PLANS - Components of Net Periodic Benefit Costs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Interest cost	$ 6,946	$ 11,786	$ 14,077
Expected return on plan assets, net	(3,880)	(4,905)
Curtailment loss	231	3,137
Settlement loss (income) (reclassified from accumulated other comprehensive loss)	(154)	1,845
Non-operating pension costs	$ 3,143	$ 11,863